10. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Sep. 30, 2012
Commitments And Contingencies Details
September 30, 2013	$ 88,000
September 30, 2014	75,000
September 30, 2015	60,000
September 30, 2016	12,000
Total future minimum lease payments	235,000
Less: current portion	(88,000)
Total Long-Term Portion	$ 147,000